Summary of significant accounting policies (Details Narrative)	6 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Oct. 01, 2023 USD ($)
Product Information [Line Items]
Cumulative-effect adjustment to accumulated deficit						$ 2,000
Inventory write down
Deferred revenue	4,796,000			$ 1,566,000
Deferred revenue recognized				$ 1,100,000	$ 4,625,000
Entertainment expense	290,000		534,000
Advertising expense	282,000		530,000
Employee social benefits	180,000		$ 189,000
Payments for Other Taxes	$ 14	¥ 100
Number of reportable segments	true	true
Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Anti-dilutive effect of restricted share units | shares			10,562
Selling Consumer Products [Member]
Product Information [Line Items]
VAT rate	13.00%	13.00%
Service [Member]
Product Information [Line Items]
VAT rate	6.00%	6.00%
Transferred over Time [Member]
Product Information [Line Items]
Revenues
Transferred at Point in Time [Member]
Product Information [Line Items]
Revenues	$ 29,543,000		$ 79,871,000